Share capital - History (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
History of the share capital
Aggregate number of shares after transaction	65,897	65,836	65,553	65,412
Aggregate share capital after transaction	€ 356,445	€ 356,112	€ 354,582	€ 353,819
March 19, 2021
History of the share capital
Share capital increase warrants			€ 540
Number of shares issued			100
June 7, 2021
History of the share capital
Share capital increase warrants			€ 59
Number of shares issued			11
September 20, 2021
History of the share capital
Share capital increase warrants			€ 41
Number of shares issued			8
December 3, 2021
History of the share capital
Share capital increase warrants			€ 123
Number of shares issued			23
March 18, 2022
History of the share capital
Share capital increase warrants		€ 517
Number of shares issued		96
June 20, 2022
History of the share capital
Share capital increase warrants		€ 434
Number of shares issued		80
September 27, 2022
History of the share capital
Share capital increase warrants		€ 579
Number of shares issued		107
March 20, 2023
History of the share capital
Share capital increase warrants	€ 333
Number of shares issued	62